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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 1999
                                              ------------------

Check here if Amendment [X]; Amendment Number:  1
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    United States Trust Company of New York
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Address: 114 W. 47th St.
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         New York, N.Y. 10036
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Form 13F File Number:     28-380
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph A. Tricarico
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Title: Vice President and Trust Counsel
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Phone: 212-852-3812
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Signature, Place, and Date of Signing:

/s/ J.A. Tricarico                 New York, N.Y.                12/1/99
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28- NONE
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          6
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Form 13F Information Table Entry Total:     115 pages
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Form 13F Information Table Value Total:     40,412,403
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 - 389                      U.S. Trust Corporation

      02          28 - 1615                     U.S. Trust - Florida

      03          28 - 2341                     U.S. Trust - California

      04          28 - 2950                     U.S. Trust - Texas

      05          28 - 3864                     U.S. Trust - New Jersey

      06          28 - 4052                     U.S. Trust - Connecticut
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PAGE   114   FORM 13F  NAME OF REPORTING MANAGER  UNITED STATES TRUST COMPANY OF NEW YORK                      28-380
                                                             OCTOBER  5, 1999
                                                                                     ITEM 6:                  ITEM 8:
                                                                                 INV DISCRETION          VOTING AUTHORITY (SHARES)
                                                                                 --------------        -----------------------------
             ITEM 1:                 ITEM 2:       ITEM 3:   ITEM 4:     ITEM 5:                ITEM 7:
         NAME OF ISSUER          TITLE OF CLASS    CUSIP      FAIR     SHARES OR                MANAGER
                                                   NUMBER    MARKET    PRINCIPAL (A)   (B)  (C) SEE
                                                              VALUE      AMOUNT  SOLE  SHARED   INS V
                                                             (THOU)                   DEF OTHER
                                                                                     INS V             (A) SOLE  (B)SHARED (C) NONE
WESTWOOD ONE INC               COM               961815107      228        5,124      X          1         5,124       000       000
WEYERHAEUSER CO                COM               962166104   32,424      570,089      X          1       185,046   251,275   133,768
WHIRLPOOL CORP                 COM               963320106    6,766      108,152      X          1        42,782     4,350    61,020
WHITE CAP INDS CORP            COM               963505102    1,053       72,630      X          1        52,731       000    19,899
WHITE MTNS INS GROUP INC       COM               964126106      489        3,650      X          1         1,650       000     2,000
WHITEHALL JEWELLERS INC        COM               965063100   11,721      416,747      X          1           000       000   416,747
WHITMAN CORP NEW               COM               96647R107      108        7,500      X          1         5,700       000     1,800
WHITNEY HLDG CORP              COM               966612103    7,336      213,410      X          1       122,400    20,078    70,932
WHOLE FOODS MKT INC            COM               966837106    2,814       90,779      X          1        65,445     2,800    22,534
WILD OATS MARKETS INC          COM               96808B107      697       16,700      X          1        14,500       000     2,200
WILEY JOHN & SONS INC          CL A              968223206   45,389    2,761,214      X          1      1882,084   166,022   713,108
WILEY JOHN & SONS INC          CL B              968223305      512       32,000      X          1           000       000    32,000
WILLAMETTE INDS INC            COM               969133107    5,274      128,040      X          1       123,270       400     4,370
WILLBROS GROUP INC             COM               969199108      119       17,000      X          1        17,000       000       000
WILLIAMS COAL SEAM GAS RTY TR  TR UNIT           969450105      009        1,000      X          1           000     1,000       000
WILLIAMS COS INC DEL           COM               969457100   40,794    1,082,403      X          1       551,324   114,092   416,987
WILLIAMS SONOMA INC            COM               969904101      803       15,761      X          1        11,361     4,000       400
WILLIS LEASE FINANCE CORP      COM               970646105      011        1,700      X          1           000       000     1,700
WILMINGTON TRUST CORP          COM               971807102    2,254       46,067      X          1        18,426     1,800    25,841
WINK COMMUNICATIONS            COM               974168106      040        1,000      X          1           000       000     1,000
WINN DIXIE STORES INC          COM               974280109      306       10,017      X          1         6,500       000     3,517
WINSTAR COMMUNICATIONS INC     COM               975515107      591       14,700      X          1           800       000    13,900
WINSTON HOTELS INC             COM               97563A102      009        1,000      X          1           000       000     1,000
WISCONSIN ENERGY CORP          COM               976657106    4,977      206,281      X          1       112,589    17,735    75,957
WISER OIL CO DEL               COM               977284108      004        1,000      X          1           000       000     1,000
WIT CAP GROUP INC              COM               97737K309    4,882      271,200      X          1       269,400       000     1,800
WOLF HOWARD B INC              COM               977725100      041       10,200      X          1           000    10,200       000
WORKGROUP TECHNOLOGY CORP      COM               980903108      047       37,500      X          1         1,000       000    36,500
WORKFLOW MGMT INC              COM               98137N109      029        2,200      X          1           000       000     2,200
WORLD ACCESS INC               COM               98141A101      017        1,500      X          1         1,500       000       000


   COLUMN TOTALS                                            169,744
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PAGE   115   FORM 13F  NAME OF REPORTING MANAGER  UNITED STATES TRUST COMPANY OF NEW YORK                      28-380
                                                             OCTOBER  5, 1999
                                                                                     ITEM 6:                  ITEM 8:
                                                                                 INV DISCRETION          VOTING AUTHORITY (SHARES)
                                                                                 --------------        -----------------------------
             ITEM 1:                 ITEM 2:       ITEM 3:   ITEM 4:     ITEM 5:                ITEM 7:
         NAME OF ISSUER          TITLE OF CLASS    CUSIP      FAIR     SHARES OR                MANAGER
                                                   NUMBER    MARKET    PRINCIPAL (A)   (B)  (C) SEE
                                                              VALUE      AMOUNT  SOLE  SHARED   INS V
                                                             (THOU)                   DEF OTHER
                                                                                     INS V             (A) SOLE  (B)SHARED (C) NONE
WORLD COLOR PRESS INC DEL     SR SB NT CV 6%07  981443AA2      496      475,000        X         1      300,000    145,000    30,000
WORLDGATE COMMUNICATIONS INC  COM               98156L307      023        1,000        X         1        1,000        000       000
WORTHINGTON FOODS INC         COM               981809106      019          800        X         1          800        000       000
WORTHINGTON INDS INC          COM               981811102      949       53,850        X         1       15,400     15,450    23,000
WRIGLEY WM JR CO              COM               982526105   51,318      754,679        X         1      478,151     57,100   219,428
WYNDHAM INTL INC              CL A              983101106      052       17,858        X         1        5,858        000    12,000
XCL LTD DEL                   COM               983701103      023       53,333        X         1       50,000        000     3,333
XCEED INC                     COM               98388N105      359       17,500        X         1          000        000    17,500
XILINX INC                    COM               983919101    1,658       22,686        X         1       16,876        000     5,810
XIRCOM                        COM               983922105    2,348       54,300        X         1          000        000    54,300
XEROX CORP                    COM               984121103  123,641    2,930,708        X         1     1473,559    291,143  1166,006
XOOM COM INC                  COM               98413F101      010          200        X         1          200        000       000
XTRA CORP                     COM               984138107      025          600        X         1          600        000       000
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100    1,097       28,350        X         1        5,100        750    22,500
YAHOO INC                     COM               984332106   38,786      226,570        X         1      216,142        243    10,185
YANKEE ENERGY SYS INC         COM               984779108      124        2,975        X         1        2,660        315       000
YARDVILLE NATL BANCORP        COM               985021104      031        2,580        X         1          000      2,050       530
YELLOW CORP                   COM               985509108      019        1,200        X         1        1,200        000       000
YORK INTL CORP NEW            COM               986670107      075        2,900        X         1          900        000     2,000
YOUBET COM INC                COM               987413101      002          300        X         1          000        300       000
YOUNG & RUBICAM INC           COM               987425105   28,433      649,895        X         1      291,494     96,600   261,801
YOUNG BROADCASTING INC        CL A              987434107      026          500        X         1          500        000       000
ZALE CORP NEW                 COM               988858106      703       18,200        X         1          700        000    17,500
ZEBRA TECHNOLOGIES CORP       CL A              989207105      023          512        X         1          400        000       112
ZENITH NATL INS CORP          COM               989390109      039        1,760        X         1        1,760        000       000
ZIFF-DAVIS INC                COM ZD            989511100      313       20,000        X         1          000        000    20,000
ZILA INC                      COM PAR $0.01     989513205      003        1,000        X         1          000        000     1,000
ZIONS BANCORPORATION          COM               989701107      528        9,500        X         1        9,500        000       000
ZONAGEN INC                   COM               98975L108      004        1,895        X         1        1,895        000       000

   COLUMN TOTALS                                           251,127

                                                        40,412,403
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